                                                                                                            April 1, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street N.E.

Washington, DC 20549

RE:      Dreyfus Treasury Prime Cash Management

File No. 811-05718

Gentlemen:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended January 31, 2016.

            Please direct any questions or comments to the attention of the undersigned at 412-236-7700.

                                                                                                            Very truly yours,

                                                                                                            /s/ Joseph W. Kulbacki

                                                                                                            Joseph W. Kulbacki

                                                                                                            Paralegal